PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2027	$ 73
2028	77
2029	81
2030	85
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2026	427
2027	433
2028	439
2029	445
2030	452
2031 through to 2035	2,397
Total estimated future benefit payments through to 2035	4,593
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2026	77
2027	77
2028	78
2029	79
2030	79
2031 through to 2035	419
Total estimated future benefit payments through to 2035	$ 809